Consolidated statement of financial position of Aegon N.V. - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Assets
Cash and cash equivalents	€ 8,372	€ 12,263	€ 8,744
Investments	156,541	145,976	138,625
Investments for account of policyholders	224,172	226,374	194,353
Derivatives	13,986	11,157	7,615
Investments in joint ventures	1,376	1,983	1,745
Investments in associates	1,264	363	327
Reinsurance assets	18,910	20,253	19,877
Defined benefit assets	43	1
Deferred tax assets	101	193	125
Deferred expenses	8,799	10,806	10,914
Other assets and receivables	8,865	8,842	7,955
Intangible assets	1,386	1,559	1,727
Assets	443,814	439,769	392,008
Financial fixed assets
Cash and cash equivalents	8,372	12,263	8,744
Assets	443,814	439,769	392,008
Equity and liabilities
Shareholders' Equity	22,018	21,842	19,189
Other equity instruments	2,569	2,571	3,320
Issued capital and reserves attributable to owners of Aegon N.V.	24,586	24,413	22,510
Non-controlling interests	75	20	22
Group equity	24,661	24,433	22,531
Subordinated borrowings	2,085	2,207	1,389
Trust pass-through securities	126	136	133
Insurance contracts	122,146	122,885	114,716
Insurance contracts for account of policyholders	135,441	135,710	117,113
Investment contracts	21,075	18,594	18,048
Investment contracts for account of policyholders	91,624	93,826	80,097
Derivatives	14,617	11,616	7,230
Borrowings	8,524	9,307	12,061
Provisions	309	214	320
Defined benefit liabilities	4,636	4,360	3,989
Deferred gains	10	11	12
Deferred tax liabilities	1,424	1,229	529
Other liabilities	16,685	14,816	13,451
Accruals	451	426	388
Total liabilities	419,153	415,336	369,476
Total equity and liabilities	443,814	439,769	392,008
Shareholders' equity
Share capital	320	323
Revaluation account	7,480	5,873
Group equity	24,661	24,433	22,531
Other equity instruments	2,569	2,571	3,320
Subordinated borrowings	2,085	2,207	1,389
Long-term borrowings	7,574	4,338
Other current liabilities	16,111	14,093
Total liabilities	419,153	415,336	369,476
Total equity and liabilities	443,814	439,769	€ 392,008
Aegon N.V [member]
Assets
Cash and cash equivalents	887	1,032
Deferred tax assets	148
Assets	27,636	27,830
Financial fixed assets
Shares in group companies	24,846	25,037
Loans to group companies	1,392	1,337
Other non-current assets	148
Investments, Total	26,386	26,374
Receivables from group companies	56	112
Other receivables	100	175
Other current assets	198	124
Accrued interest and rent	9	13
Receivables	363	424
Cash and cash equivalents	887	1,032
Assets	27,636	27,830
Equity and liabilities
Other equity instruments	2,569	2,571
Group equity	22,018	21,842
Subordinated borrowings	1,345	1,403
Borrowings	1,218	1,257
Total liabilities	3,049	3,417
Total equity and liabilities	27,636	27,830
Shareholders' equity
Share capital	320	323
Paid-in surplus	7,160	7,213
Revaluation account	7,491	6,120
Legal reserves – foreign currency translation reserve	(601)	426
Legal reserves in respect of group companies	1,710	1,703
Retained earnings, including treasury shares	8,617	7,218
Remeasurement of defined benefit plans of group companies	(2,534)	(2,397)
Net income / (loss)	(146)	1,235
Group equity	22,018	21,842
Other equity instruments	2,569	2,571
Total equity	24,586	24,413
Subordinated borrowings	1,345	1,403
Long-term borrowings	1,218	1,257
Non-current liabilities	2,563	2,660
Loans from group companies	6	6
Payables to group companies	44	484
Other current liabilities	406	236
Accruals and deferred income	30	31
Current liabilities	486	757
Total liabilities	3,049	3,417
Total equity and liabilities	€ 27,636	€ 27,830